Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The computations of basic and diluted EPS for the three and six months ended June 30, 2026 and 2025 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Net income for the computation of basic EPS	$725,720	$1,259,209	$1,543,849	$1,902,069
Weighted average ordinary shares outstanding—basic	156,060,929	173,960,277	158,831,674	176,725,697
Basic EPS	$4.65	$7.24	$9.72	$10.76

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Net income for the computation of diluted EPS	$725,720	$1,259,209	$1,543,849	$1,902,069
Weighted average ordinary shares outstanding—diluted	157,962,558	177,541,220	161,430,610	181,062,000
Diluted EPS	$4.59	$7.09	$9.56	$10.51

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026	December 31, 2025

	Number of ordinary shares
Ordinary shares issued	170,043,739	179,043,739
Treasury shares	(12,859,674)	(12,167,192)
Ordinary shares outstanding	157,184,065	166,876,547
Shares of unvested restricted stock	(2,754,000)	(4,135,620)
Ordinary shares outstanding, excluding shares of unvested restricted stock	154,430,065	162,740,927